DESCRIPTION OF THE BUSINESS (Details)				12 Months Ended
	Jan. 07, 2020 USD ($)	Jun. 10, 2019 USD ($)	Nov. 28, 2018 USD ($)	Dec. 31, 2020 USD ($) facility	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Business acquisitions
Certified repair facilities | facility				6
Payments to acquire business				$ 16,975,595	$ 26,081,080	$ 22,283,660
ACT
Business acquisitions
Payments to acquire business	$ 16,976,000
Qwest
Business acquisitions
Payments to acquire business		$ 26,081,000
Avborne
Business acquisitions
Payments to acquire business			$ 22,284,000